Earnings Per Share - Earnings Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Numerator
Net income (loss) attributable to common stockholders - basic	$ 12,445	$ (10,632)	$ 3,774	$ 7,669	$ 7,286	$ 5,525	$ 5,587	$ 20,480	$ 15,868	$ 20,601	$ 10,198
Denominator
Weighted-average shares of common stock - basic (in shares)	88,345,000			68,477,000			75,778,000	68,473,000	68,473,000	68,232,000	68,260,000
Effect of dilutive RSUs (in shares)	101,000			44,000			36,000	30,000	73,000	100,000	63,000
Effect of dilutive options (in shares)	4,737,000						2,788,000
Weighted-average shares of common stock - diluted (in shares)	93,183,000			68,521,000			78,602,000	68,503,000	68,546,000	68,332,000	68,323,000
Earnings per share attributable to common stockholders:
Basic (in usd per share)	$ 0.14			$ 0.11			$ 0.07	$ 0.30	$ 0.24	$ 0.30	$ 0.15
Diluted (in usd per share)	$ 0.13			$ 0.11			$ 0.07	$ 0.30	$ 0.23	$ 0.30	$ 0.15
Performance-based options
Earnings per share attributable to common stockholders:
Options, nonvested (in shares)	5,777,121			5,777,121			5,777,121	5,777,121	5,795,330	5,525,860	5,353,473